3. Loans, Allowance for Loan Losses (Details) (USD $) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses
Beginning balance	$ 13,501	$ 14,423	$ 16,604
Charge-offs	(2,637)	(4,372)	(8,331)
Recoveries	917	866	1,226
Provision	(699)	2,584	4,924
Ending balance	11,082	13,501	14,423
Ending balance: individually evaluated for impairments	1,497	1,478	1,362
Ending balance: collectively evaluated for impairments	9,585	12,023	13,061
Ending balance	11,082	13,501	14,423
Loans
Ending balance	651,891	620,960	619,974
Ending balance: individually evaluated for impairment	28,166	33,666	40,785
Ending balance: collectively evaluated for impairment	623,725	587,294	579,189
Construction and land development
Allowance for loan losses
Beginning balance	3,218	4,399	7,182
Charge-offs	(884)	(777)	(4,728)
Recoveries	428	377	528
Provision	23	(781)	1,417
Ending balance	2,785	3,218	4,399
Ending balance: individually evaluated for impairments	0	0	24
Ending balance: collectively evaluated for impairments	2,785	3,218	4,375
Ending balance	2,785	3,218	4,399
Loans
Ending balance	57,617	63,742	73,176
Ending balance: individually evaluated for impairment	3,639	6,293	11,961
Ending balance: collectively evaluated for impairment	53,978	57,449	61,215
Single-family residential
Allowance for loan losses
Beginning balance	3,123	3,231	3,253
Charge-offs	(309)	(1,724)	(886)
Recoveries	72	111	72
Provision	(320)	1,505	792
Ending balance	2,566	3,123	3,231
Ending balance: individually evaluated for impairments	82	39	84
Ending balance: collectively evaluated for impairments	2,484	3,084	3,147
Ending balance	2,566	3,123	3,231
Loans
Ending balance	206,417	195,975	195,003
Ending balance: individually evaluated for impairment	2,298	3,127	3,885
Ending balance: collectively evaluated for impairment	204,119	192,848	191,118
Single-family residential - Banco de la Gente stated income
Allowance for loan losses
Beginning balance	1,863	1,998	2,104
Charge-offs	(190)	(272)	(668)
Recoveries	16	141	0
Provision	(79)	(4)	562
Ending balance	1,610	1,863	1,998
Ending balance: individually evaluated for impairments	1,155	1,268	1,254
Ending balance: collectively evaluated for impairments	455	595	744
Ending balance	1,610	1,863	1,998
Loans
Ending balance	47,015	49,463	52,019
Ending balance: individually evaluated for impairment	18,884	19,958	20,024
Ending balance: collectively evaluated for impairment	28,131	29,505	31,995
Commercial
Allowance for loan losses
Beginning balance	2,219	2,049	1,731
Charge-offs	(290)	(445)	(937)
Recoveries	171	50	374
Provision	(198)	565	881
Ending balance	1,902	2,219	2,049
Ending balance: individually evaluated for impairments	260	171	0
Ending balance: collectively evaluated for impairments	1,642	2,048	2,049
Ending balance	1,902	2,219	2,049
Loans
Ending balance	228,558	209,287	200,633
Ending balance: individually evaluated for impairment	3,345	3,767	4,569
Ending balance: collectively evaluated for impairment	225,213	205,520	196,064
Multifamily and Farmland
Allowance for loan losses
Beginning balance	37	28	13
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(30)	9	15
Ending balance	7	37	28
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	7	37	28
Ending balance	7	37	28
Loans
Ending balance	12,400	11,801	8,951
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	12,400	11,801	8,951
Commercial loans (not secured by real estate)
Allowance for loan losses
Beginning balance	1,069	1,088	1,029
Charge-offs	(430)	(502)	(555)
Recoveries	54	44	104
Provision	405	439	510
Ending balance	1,098	1,069	1,088
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	1,098	1,069	1,088
Ending balance	1,098	1,069	1,088
Loans
Ending balance	76,262	68,047	64,295
Ending balance: individually evaluated for impairment	0	256	346
Ending balance: collectively evaluated for impairment	76,262	67,791	63,949
Farm loans (not secured by real estate)
Allowance for loan losses
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	0	0	0
Ending balance	0	0	0
Loans
Ending balance	7	19	11
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	7	19	11
Consumer And All Other Loans
Allowance for loan losses
Beginning balance	245	245	255
Charge-offs	(534)	(652)	(557)
Recoveries	176	143	148
Provision	346	509	399
Ending balance	233	245	245
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	233	245	245
Ending balance	233	245	245
Loans
Ending balance	23,615	22,626	25,886
Ending balance: individually evaluated for impairment	0	265	0
Ending balance: collectively evaluated for impairment	23,615	22,361	25,886
Unallocated
Allowance for loan losses
Beginning balance	1,727	1,385	1,037
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(846)	342	348
Ending balance	881	1,727	1,385
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	881	1,727	1,385
Ending balance	881	1,727	1,385
Loans
Ending balance	0	0	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0	$ 0